UNITED STATES
			     SECURITIES AND EXCHANGE COMMISSION
 				     Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 1999

Institutional Investment Manager Filing this Report:

Name:  Bruce Bent Associates, Inc.
Address:  950 Third Avenue, 28th Floor
          New York, New York  10022

13F File Number 28-7444


The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Report Type:

{x}  13F HOLDINGS REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   33

FORM 13F INFORMATION TABLE VALUE TOTAL:   $120,074,572

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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FORM 13F INFORMATION TABLE



DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS
OF DATE: 09/30/99
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)
(ITEM 5)         (ITEM 6)
(ITEM 7)               (ITEM 8)

INVESTMENT
VOTING AUTHORITY

DISCRETION
(SHARES)

-----------------
---------------------------------------
          NAME          TITLE                     FAIR
SHARES OR              SHARED
           OF             OF       CUSIP        MARKET
PRINCIPAL   SOLE SHARED OTHER
SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE
AMOUNT     (A)   (B)   (C)
MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- --
---------- ----- ----- -----
-- ------------ ------------ ------------
ABBOTT LABS            COMMON   002824100      3,978,943
108,455    X     X
101,255        7,200            0
ALZA CORP              COMMON   022615108      2,374,638
55,466    X     X
45,466       10,000            0
AMGEN COM              COMMON   031162100      3,260,000
40,000    X
40,000            0            0
ANALYTICAL SURVEYS IN  COMMON   032683302      1,463,175
92,900    X     X
91,400        1,500            0
BERKSHIRE HATHAWAY IN  COMMON   084670207      1,927,615
1,039    X
1,039            0            0
BOSTON SCIENTIFIC COR  COMMON   101137107        891,000
36,000    X
36,000            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108      4,794,255
71,026    X     X
70,786          240            0
CARDINAL HEALTH INC C  COMMON   14149Y108      1,373,173
25,196    X
25,196            0            0
COCA COLA CO           COMMON   191216100      5,294,376
109,728    X     X
106,673        3,055            0
DELTA-OMEGA TECHNOLOG  COMMON   247782303          9,900
66,000    X
66,000            0            0
ELAN PLC ADR           COMMON   284131208      6,299,681
187,700    X     X
173,700       14,000            0
FOREST LABS INC        COMMON   345838106      5,057,949
120,070    X     X
109,670       10,400            0
GANNETT INC DEL        COMMON   364730101        505,069
7,300    X
7,300            0            0
GENERAL ELECTRIC COMP  COMMON   369604103      2,120,490
17,885    X
17,885            0            0
GENZYME CORP           COMMON   372917104      3,240,219
71,905    X     X
63,905        8,000            0
HOME DEPOT INC         COMMON   437076102        689,407
10,046    X
10,046            0            0
INTEL CORP             COMMON   458140100      2,444,881
32,900    X     X
26,700        6,200            0
JOHNSON & JOHNSON      COMMON   478160104      8,068,279
87,818    X     X
85,618        2,200            0
MCDONALDS CORP         COMMON   580135101      2,355,049
54,452    X
54,452            0            0
MERCK & CO             COMMON   589331107      5,135,159
79,231    X     X
78,631          600            0
MICROSOFT CORP         COMMON   594918104     16,290,382
179,880    X     X
163,680       16,200            0
NOVELL INC             COMMON   670006105      2,714,200
131,200    X     X
98,200       33,000            0
NOVEN PHARMACEUTICALS  COMMON   670009109        433,500
51,000    X
51,000            0            0
ONLINE RES & COMMUNIC  COMMON   68273G101      1,480,462
106,700    X
106,700            0            0
PAYCHEX INC COM        COMMON   704326107      5,059,970
148,277    X     X
132,474       15,804            0
PFIZER INC             COMMON   717081103      2,851,202
79,476    X
79,476            0            0
PROCTER & GAMBLE CO    COMMON   742718109      1,164,750
12,424    X
12,424            0            0
REUTERS GROUP PLC-SPO  COMMON   76132M102        238,858
3,468    X
3,468            0            0
SANTA CRUZ OPERATION   COMMON   801833104        268,594
22,500    X
22,500            0            0
SCHERING PLOUGH CORP   COMMON   806605101     13,278,403
304,376    X     X
277,276       27,100            0
SCHLUMBERGER           COMMON   806857108        293,056
4,703    X
4,703            0            0
SUN MICROSYSTEM INC C  COMMON   866810104     10,500,630
112,910    X     X
107,910        5,000            0
TRIBUNE CO             COMMON   896047107      4,217,308
84,770    X     X
72,770       12,000            0

     TOTAL                                   120,074,572
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